Note 17 - Other Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Other Supplement Information [Table Text Block]
	2024	2023

Cash payments made during the period
Income taxes	$82,308	$64,647
Interest	77,390	49,717